Inventories and cost of sales (Details) - Schedule of inventories and cost of sales - MXN ($) $ in Thousands	Jan. 03, 2021	Dec. 31, 2019
Schedule of inventories and cost of sales [Abstract]
Finished goods	$ 904,999	$ 224,025
Packing material	26,029	4,577
Cost of inventories	931,028	228,602
Merchandise in transit	342,998	116,952
Inventories	$ 1,274,026	$ 345,554